Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2011 and 2010.

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥1,950	¥1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696

Balance at end of year	¥454	¥1,950